Employee Benefits - Outstanding Stock Options (Detail) - 12 months ended Dec. 31, 2017	€ / shares shares	$ / shares shares
Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	207,796	207,796
Weighted average remaining contractual life of outstanding options (years)	3 years 10 months 17 days	3 years 10 months 17 days
United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding options	118,659	118,659
Weighted average remaining contractual life of outstanding options (years)	4 years 6 months 7 days	4 years 6 months 7 days
0 - 10 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 0
Range of exercise prices, maximum | € / shares	€ 10
Number of outstanding options	0	0
0 - 10 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 0
Range of exercise prices, maximum | $ / shares		$ 10
Number of outstanding options	0	0
10 - 15 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 10
Range of exercise prices, maximum | € / shares	€ 15
Number of outstanding options	76,282	76,282
Weighted average remaining contractual life of outstanding options (years)	8 months 12 days	8 months 12 days
10 - 15 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 10
Range of exercise prices, maximum | $ / shares		$ 15
Number of outstanding options	0	0
15 - 20 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 15
Range of exercise prices, maximum | € / shares	€ 20
Number of outstanding options	10,526	10,526
Weighted average remaining contractual life of outstanding options (years)	1 year 9 months 14 days	1 year 9 months 14 days
15 - 20 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 15
Range of exercise prices, maximum | $ / shares		$ 20
Number of outstanding options	3,611	3,611
Weighted average remaining contractual life of outstanding options (years)	9 months 18 days	9 months 18 days
20 - 25 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 20
Range of exercise prices, maximum | € / shares	€ 25
Number of outstanding options	13,582	13,582
Weighted average remaining contractual life of outstanding options (years)	2 years 9 months 18 days	2 years 9 months 18 days
20 - 25 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 20
Range of exercise prices, maximum | $ / shares		$ 25
Number of outstanding options	32,213	32,213
Weighted average remaining contractual life of outstanding options (years)	10 months 28 days	10 months 28 days
25 - 40 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 25
Range of exercise prices, maximum | € / shares	€ 40
Number of outstanding options	10,900	10,900
Weighted average remaining contractual life of outstanding options (years)	3 years 9 months 4 days	3 years 9 months 4 days
25 - 40 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 25
Range of exercise prices, maximum | $ / shares		$ 40
Number of outstanding options	13,839	13,839
Weighted average remaining contractual life of outstanding options (years)	2 years 9 months 29 days	2 years 9 months 29 days
40 - 50 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 40
Range of exercise prices, maximum | € / shares	€ 50
Number of outstanding options	12,472	12,472
Weighted average remaining contractual life of outstanding options (years)	4 years 9 months 14 days	4 years 9 months 14 days
40 - 50 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 40
Range of exercise prices, maximum | $ / shares		$ 50
Number of outstanding options	959	959
Weighted average remaining contractual life of outstanding options (years)	3 years 7 months 13 days	3 years 7 months 13 days
50 - 60 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 50
Range of exercise prices, maximum | € / shares	€ 60
Number of outstanding options	9,077	9,077
Weighted average remaining contractual life of outstanding options (years)	5 years 11 months 12 days	5 years 11 months 12 days
50 - 60 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 50
Range of exercise prices, maximum | $ / shares		$ 60
Number of outstanding options	3,979	3,979
Weighted average remaining contractual life of outstanding options (years)	4 years 7 months 28 days	4 years 7 months 28 days
60 - 70 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 60
Range of exercise prices, maximum | € / shares	€ 70
Number of outstanding options	19,436	19,436
Weighted average remaining contractual life of outstanding options (years)	5 years 11 months 5 days	5 years 11 months 5 days
60 - 70 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 60
Range of exercise prices, maximum | $ / shares		$ 70
Number of outstanding options	729	729
Weighted average remaining contractual life of outstanding options (years)	5 years 22 days	5 years 22 days
70 - 80 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 70
Range of exercise prices, maximum | € / shares	€ 80
Number of outstanding options	18,376	18,376
Weighted average remaining contractual life of outstanding options (years)	7 years 4 months 10 days	7 years 4 months 10 days
70 - 80 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 70
Range of exercise prices, maximum | $ / shares		$ 80
Number of outstanding options	1,603	1,603
Weighted average remaining contractual life of outstanding options (years)	5 years 3 months 18 days	5 years 3 months 18 days
80 - 90 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 80
Range of exercise prices, maximum | € / shares	€ 90
Number of outstanding options	18,505	18,505
Weighted average remaining contractual life of outstanding options (years)	7 years 10 months 6 days	7 years 10 months 6 days
80 - 90 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 80
Range of exercise prices, maximum | $ / shares		$ 90
Number of outstanding options	17,616	17,616
Weighted average remaining contractual life of outstanding options (years)	6 years 9 months 7 days	6 years 9 months 7 days
90 - 100 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 90
Range of exercise prices, maximum | € / shares	€ 100
Number of outstanding options	11,871	11,871
Weighted average remaining contractual life of outstanding options (years)	7 years 3 months 7 days	7 years 3 months 7 days
90 - 100 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 90
Range of exercise prices, maximum | $ / shares		$ 100
Number of outstanding options	35,402	35,402
Weighted average remaining contractual life of outstanding options (years)	7 years 4 days	7 years 4 days
100 - 110 [Member] | Euro [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | € / shares	€ 100
Range of exercise prices, maximum | € / shares	€ 110
Number of outstanding options	6,769	6,769
Weighted average remaining contractual life of outstanding options (years)	8 years 6 months 22 days	8 years 6 months 22 days
100 - 110 [Member] | United States of America, Dollars
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, minimum | $ / shares		$ 100
Range of exercise prices, maximum | $ / shares		$ 110
Number of outstanding options	8,708	8,708
Weighted average remaining contractual life of outstanding options (years)	7 years 3 months 22 days	7 years 3 months 22 days